Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 9 - Stock-Based Compensation

On April 12, 2017, the Company amended its 2008 Equity Incentive Plan (the “Plan”) to increase the number of authorized shares of common stock under the Plan by 150,000 shares, increasing the available number of shares authorized under the Plan to 1,732,023 shares.

Stock Option Grants

On May 11, 2017, the Company granted an aggregate of 265,000 stock options to certain employees for future services. These options had a fair value of $151,100, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.55%
Expected dividend yield	0%
Expected volatility	139.48%
Expected term	3.5 years

The options are exercisable over a five-year term and vest over three years. The Company recorded $13,000 and $17,000 during the three and nine months ended September 30, 2017, respectively, as compensation expense pertaining to these grants.

The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2016	434,998	$2.59	1.7	$—
Granted	265,000	0.70
Exercised	—	—
Forfeited or Canceled	(196,331)	(2.93)
Outstanding – September 30, 2017	503,667	$1.46	3.3	$—

Exercisable – September 30, 2017	236,166	$2.27	1.9	$—

The Company recorded non-cash compensation expense of $17,000 and $5,000 for the three months ended September 30, 2017 and 2016, respectively, and $28,000 and $13,000 for the nine months ended September 30, 2017 and 2016, respectively, pertaining to stock option grants.

Total unrecognized compensation expense related to unvested stock options at September 30, 2017 amounts to $154,000 and is expected to be recognized over a weighted average period of 2.5 years.

The following table summarizes the Company’s stock option activity for non-vested options for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2016	45,001	$0.86
Granted	265,000	0.57
Vested	(35,833)	(0.68)
Forfeited or Canceled	(6,667)	(1.28)
Balance at September 30, 2017	267,501	$0.60

Warrants

As of September 30, 2017 and December 31, 2016, there were 797,083 and 801,250 warrants outstanding and exercisable, respectively, with a weighted average exercise price of $3.19 per share. The weighted average remaining contractual life of the warrants outstanding and exercisable at September 30, 2017 and December 31, 2016 was 1.8 and 2.8 years, respectively, and the aggregate intrinsic value was $0.

The Company did not grant any warrants to purchase shares of common stock during the nine months ended September 30, 2017 and 2016.

There was no expense pertaining to warrants recorded during the nine months ended September 30, 2017 and 2016.

Restricted Stock Awards

During the nine months ended September 30, 2017, the Company granted 18,000 fully vested shares of common stock to an advisor for services provided. The fair value of the common stock on the dates of grant ranged from $0.60 to $0.85 per share. The aggregate grant date fair value of the awards amounted to $12,900, of which $3,700 and $12,900 was recorded as compensation expense during the three and nine months ended September 30, 2017, respectively.

During the nine months ended September 30, 2017, the Company granted 2,000 fully vested shares of common stock to an advisor for services provided. The fair value of the common stock on the date of grant ranged from $0.70 to $0.80 per share. The aggregate grant date fair value of the awards amounted to $1,500, of which $800 and $1,500 was recorded as compensation expense during the three and nine months ended September 30, 2017.

A summary of the restricted stock award activity for the nine months ended September 30, 2017 is as follows:

Number of Shares

Unvested Outstanding at December 31, 2016	793,333
Granted	20,000
Forfeited	—
Vested	(261,250)
Unvested Outstanding at September 30, 2017	552,083

The Company recorded non-cash compensation expense of $115,000 and $87,000 for the three months ended September 30, 2017 and 2016, respectively, and $346,000 and $351,000 for the nine months ended September 30, 2017 and 2016, respectively.

Total unrecognized compensation expense related to unvested stock awards and unvested restricted stock units at September 30, 2017 amounts to $367,000 and is expected to be recognized over a weighted average period of 0.9 years.

Note 12 - Stock-Based Compensation

Stock Option Grants

On January 6, 2016 and April 14, 2016, the Company amended its 2008 Equity Incentive Plan (the “Plan”) to increase the number of authorized shares of common stock under the Plan by 290,000 shares and 200,000 shares, respectively. The Company is now authorized to issue 1,582,023 shares under the Plan. The Plan is administered by the board of directors. Under the Plan, the board of directors is authorized to grant awards to employees, consultants and any other persons to whom the Plan is applicable and to determine the number and types of such awards and the terms, conditions, vesting and other limitations applicable to each such award. The Plan provides for the issuance of both incentive stock options (“ISO’s”) and non-qualified stock options (“NQO’s”). ISO’s can only be granted to employees and NQO’s can be granted to directors, officers, employees, consultants, independent contractors and advisors. As of December 31, 2016, there were 365,188 shares of common stock available for issuance under the Plan.

The fair value of options is estimated on the date of grant using the Black-Scholes option pricing model. The valuation determined by the Black-Scholes pricing model is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The risk free rate is based on the U.S. Treasury rate for the expected life at the time of grant, volatility is based on the average of the Company's long-term implied volatility, the expected life is based on the estimated average of the life of options using the simplified method, and forfeitures are estimated on the date of grant based on certain historical data. The Company utilizes the simplified method to determine the expected life of its options due to insufficient exercise activity during recent years as a basis from which to estimate future exercise patterns. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the year ended December 31, 2015, the Company granted 121,000 stock options to employees for future services. These options had a fair value of $79,000, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.12% – 1.47%
Expected dividend yield	0%
Expected volatility	61.89% - 99.21%
Expected term	3.75 years

The options are exercisable over a five-year term and vest over four years. The Company recorded $16,000 and $26,000 during the years ended December 31, 2016 and 2015, respectively, as compensation expense pertaining to these grants.

In connection with the We Sell Cellular acquisition, on October 26, 2015, the Company determined to accelerate the vesting of stock options previously granted to employees and, therefore, recognized the remaining value of the stock options in the amount of $330,000.

During the year ended December 31, 2016, the Company granted 10,000 stock options to an employee for future services. These options had a fair value of $8,800, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.94%
Expected dividend yield	0%
Expected volatility	166.35%
Expected term	3.5 years

The options are exercisable over a five-year term and vest over three years. The Company recorded $2,000 during the year end December 31, 2016, as compensation expense pertaining to these grants.

The following table summarizes the Company’s stock option activity for the year ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2015	575,685	$2.75	3.0	$1,509
Granted	10,000	1.00
Exercised	-	-
Forfeited or Canceled	(150,687)	3.10
Outstanding – December 31, 2016	434,998	$2.59	1.7	$-

Exercisable – December 31, 2016	389,997	$2.74	1.4	$-

The Company recorded non-cash compensation expense of $18,000 and $543,000 for the year ended December 31, 2016 and 2015, respectively, pertaining to stock option grants.

The weighted-average grant date fair value of options granted during the years ended December 31, 2016 and 2015 was $0.88 and $0.65, respectively. Total unrecognized compensation expense related to unvested stock options at December 31, 2016 amounts to $37,000 and is expected to be recognized over a weighted average period of 2.0 years.

The following table summarizes the Company’s stock option activity for non-vested options for the year ended December 31, 2016:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2015	55,000	$0.86
Granted	10,000	0.88
Vested	(19,999)	(0.86)
Forfeited or Canceled	-	-
Balance at December 31, 2016	45,001	$0.86

Warrants

As of December 31, 2016 and 2015, there were 801,250 warrants and 802,520 warrants outstanding and exercisable, respectively, with a weighted average exercise price of $3.19 and $3.21 per share, respectively. The weighted average remaining contractual life of the warrants outstanding and exercisable at December 31, 2016 and 2015 was 2.8 and 3.6 years, respectively, and the aggregate intrinsic value was $0.

The Company did not grant any warrants to purchase shares of common stock during the years ended December 31, 2016 and 2015.

There was no expense pertaining to warrants recorded during the year ended December 31, 2016 and 2015.

Restricted Stock Awards

On April 1, 2015, the Company granted 5,200 RSUs to its Chief Financial Officer. The RSUs vested monthly over a three-month period through June 30, 2015, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.03 per share, based upon the closing market price on the grant date. In connection with the We Sell Cellular acquisition, the Company agreed to accelerate the delivery of the RSUs and the Company issued 5,200 shares of common stock. The aggregate grant date fair value of the award amounted to $5,000, which was recorded as compensation expense during the year ended December 31, 2015.

On July 1, 2015, the Company granted 5,384 RSUs to its Chief Financial Officer. The RSUs vested monthly over a three-month period through September 30, 2015, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.25 per share, based upon the closing market price on the grant date. In connection with the We Sell Cellular acquisition, the Company agreed to accelerate the delivery of the RSUs and the Company issued 5,384 shares of common stock.

The aggregate grant date fair value of the award amounted to $7,000, which was recorded as compensation expense during the year ended December 31, 2015.

On October 1, 2015, the Company granted 8,235 RSUs to its Chief Financial Officer. The RSUs vested monthly over a three-month period through December 31, 2015, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $0.76 per share, based upon the closing market price on the grant date. In connection with the We Sell Cellular acquisition, the Company agreed to accelerate the delivery of the RSUs and the Company issued 8,235 shares of common stock. The aggregate grant date fair value of the award amounted to $6,000, which was recorded as compensation expense during the year ended December 31, 2015.

As a result of the We Sell Cellular acquisition, on October 26, 2015, the Company granted 150,000 shares of fully vested restricted common stock to each of its Executive Chairman and Chief Executive Officer for services previously provided. The fair value of the common stock on the date of grant was $0.77 per share, based upon the quoted closing trading price of the Company’s common stock on the grant date. The aggregate grant date fair value of the award amounted to $231,000, which was recorded as compensation expense during the year ended December 31, 2015.

As a result of the We Sell Cellular acquisition, on October 26, 2015, the Company granted 350,000 RSUs to its Chief Executive Officer. The RSUs vest annually over three years, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $0.77 per share, based upon the quoted closing trading price of the Company’s common stock on the grant date. The aggregate grant date fair value of the award amounts to $269,500, which is being recognized as compensation expense over the vesting period. The Company recorded $90,000 and $15,000 of compensation expense during the years ended December 31, 2016 and 2015, respectively, with respect to this award.

On December 10, 2015, the Company granted 125,000 RSUs to certain of employees. The RSUs vest quarterly over a three years, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.28 per share, based upon the quoted closing trading price of the Company’s common stock on the grant date. The aggregate grant date fair value of the award amounts to $160,000, which is being recognized as compensation expense over the vesting period. The Company recorded $53,000 and $4,000 of compensation expense during the years ended December 31, 2016 and 2015, respectively, with respect to this award.

On December 10, 2015, the Company granted 475,000 shares of restricted common stock to certain employees, of which 135,000 shares were fully vested on the date of grant. The remaining 340,000 shares of common stock vest quarterly over three years, subject to continued service on each applicable vesting date. The fair value of the common stock on the date of grant was $1.28 per share, based upon the quoted closing trading price of the Company’s common stock on the grant date. The aggregate grant date fair value of the award amounts to $608,000, which is being recognized as compensation expense over the vesting period. The Company recorded $145,000 and $185,000 of compensation expense during the years ended December 31, 2016 and 2015, respectively, with respect to this award.

On January 1, 2016, the Company granted 5,208 restricted stock units (“RSUs”) to its Chief Financial Officer. The RSUs vested monthly over a three-month period through March 31, 2016, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.23 per share, based upon the closing market price on the grant date. The aggregate grant date fair value of the award amounted to $6,000, which was recorded as compensation expense during the year ended December 31, 2016.

On January 6, 2016, the Company granted 250,000 RSUs to the directors of the Company’s Board of Directors. The RSUs vest in two equal annual increments, subject to continued service on each vesting date, with the first vesting date being one year from the grant date, and full vesting upon a change in control. The RSUs will be delivered three years from the date of grant. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.23 per share, based upon the closing market price on the grant date. The aggregate grant date fair value of the awards amounted to $308,000. The Company recorded $154,000 of compensation expense during the year ended December 31, 2016 related to this award.

On April 1, 2016, the Company granted 6,433 RSUs to its Chief Financial Officer. The RSUs vested monthly over a three-month period through June 30, 2016, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $1.15 per share, based upon the closing market price on the grant date. The aggregate grant date fair value of the award amounted to $7,000, which was recorded as compensation expense during the year ended December 31, 2016.

On April 18, 2016, the Company granted 7,000 fully vested shares of common stock to an advisor for services provided. The fair value of the common stock on the date of grant was $0.80 per share, based upon the closing market price on the grant date. The aggregate grant date fair value of the award amounted to $5,600, which was recorded as compensation expense during the year ended December 31, 2016.

During the quarter ended June 30, 2016, the Company granted an aggregate of 6,000 fully vested shares of common stock to its Chief Financial Officer. The fair value of the common stock on the dates of grant ranged from $0.90 to $1.00 per share, based upon the closing market price on the respective grant dates. The aggregate grant date fair value of the awards amounted to $6,000, which was recorded as compensation expense during the year ended December 31, 2016.

During the year ended December 31, 2016, the Company granted 18,000 fully vested shares of common stock to an advisor for services provided. The fair value of the common stock on the dates of grant ranged from $0.51 to $1.00 per share. The aggregate grant date fair value of the award amounted to $16,000, which was recorded as compensation expense during the year ended December 31, 2016.

On July 1, 2016, the Company granted 6,379 RSUs to its Chief Financial Officer. The RSUs vested monthly over a three-month period through September 30, 2016, subject to continued service on each applicable vesting date. The RSUs have no voting or dividend rights. The fair value of the common stock on the date of grant was $0.90 per share, based upon the closing market price on the grant date. The aggregate grant date fair value of the award amounted to $6,000, which was recorded as compensation expense during the year ended December 31, 2016.

A summary of the restricted stock award activity for the year ended December 31, 2016 is as follows:

Number of Shares
Unvested Outstanding at December 31, 2015	831,662
Granted	301,020
Forfeited	-
Vested	(339,349)
Unvested Outstanding at December 31, 2016	793,333

The Company recorded non-cash compensation expense of $507,000 and $2,411,000 for the years December 31, 2016 and 2015, respectively.

Total unrecognized compensation expense related to unvested stock awards and unvested restricted stock units at December 31, 2016 amounts to $699,000 and is expected to be recognized over a weighted average period of 1.6 years.